Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2022 [1]	Dec. 31, 2021
Available-for-sale financial assets [member] | Shares [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 0	€ 34
Carrying amount of associated liabilities	0	37
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	2,200	3,705
Carrying amount of associated liabilities	2,513	3,941
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	16	12
Carrying amount of associated liabilities	17	18
Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	72	96
Carrying amount of associated liabilities	€ 0	€ 0

[1]	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.